Credit Facilities and Mortgage Notes Payable (Atlanta-Suwanee Land Loan Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Interest rate	9.00%
Member advances, maturity date	Dec. 31, 2013
Atlanta-Suwanee Land Loan [Member]
Debt Instrument [Line Items]
Loan agreement amount of loan		$ 1.60
Interest rate		10.00%
Member advances, maturity date	Sep. 26, 2013